Expense Example, No Redemption - Western Asset Managed Municipals Fund	Jun. 30, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 488
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,189
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	655
Expense Example, No Redemption, 10 Years	1,445
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	155
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	624
Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	163
Expense Example, No Redemption, 5 Years	284
Expense Example, No Redemption, 10 Years	639
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	475
Expense Example, No Redemption, 10 Years	1,066
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	$ 529